SHARE-BASED COMPENSATION (Details Textual) - USD ($)	1 Months Ended									12 Months Ended
	Jan. 26, 2017	Oct. 26, 2016	Jul. 26, 2016	Apr. 26, 2016	Jan. 26, 2016	Oct. 26, 2015	Jul. 26, 2015	Apr. 26, 2015	Aug. 31, 2013	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value										$ 2,555,454	$ 341,003
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options										$ 13,607,469
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										3 years 8 months 12 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options										$ 193,652,023
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								6 years
Share-based Compensation, Total										36,115,200	25,847,497	$ 18,441,076
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	99,200	240,800	58,400	50,000	214,080	447,200	101,200	450,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 34.13	$ 29.58	$ 25.79	$ 22.17	$ 18.32	$ 14.50	$ 16.10	$ 16.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value										$ 1,706,215	523,110
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years	10 years	6 years	6 years	10 years	6 years	8 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years	6 years	3 years	4 years	4 years	4 years	6 years
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years 9 months 18 days
Amended and restated 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Authorized as Percent of Issued and Outstanding Shares									5.00%
Share Based Compensation Arrangement by Share Based Payment Award Threshold Percentage of Shares Authorized									1.00%
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 29,686,316	20,153,533	17,997,516
Vesting On October 26 of 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	5,000
Vesting Over Period From 26 January 2017 To 26 January 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			137,576
Vesting Over Period From 26 July 2017 To 26 July 2026 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	397,800		248,000
Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Total										34,003,045	24,929,207	$ 18,441,076
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Total										$ 2,112,155	$ 918,290
Employees And Independent Directors [Member] | Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							188,024	1,460,026
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				13,546
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period From 26 July 2017 To 26 July 2026 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		618,900
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period From 26 July 2015 To 26 July 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								30,400
Employees And Independent Directors [Member] | Non-vested shares [Member] | vesting over period from July 26,2016 to July 26, 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							41,200
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period from January 26, 2016 to January 26, 2025 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								1,429,626
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period from Oct 26, 2015 to Oct 26, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							39,000
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period from January 26, 2016 to January 26, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							107,824
Employees [Member] | Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	402,800		385,576	157,166	258,894	2,971,002
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2017 To 26 January 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				143,620
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 July 2016 To 26 July 2025 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					179,694	2,829,680
Employees [Member] | Non-vested shares [Member] | Vesting Over Period from Jan 26, 2017 to Jan 26, 2026 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					79,200
Employees [Member] | Non-vested shares [Member] | Vesting Over Period from Oct 26, 2016 to Oct 26, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						141,322